FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value [Abstract]
Current		$ 4,540	$ 1,000
Non-current		37,981	36,775
Financial Assets at Fair Value Through Profit or Loss [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		42,521	37,775
Current		4,540	1,000
Non-current		37,981	36,775
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment A [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		300	1,000
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment B [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		1,000	1,000
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment C [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		10,284	10,000
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment D [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value	[1]	21,795	19,875
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment E [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		1,500	1,500
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment F [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		726	400
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment I [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		1,876	0
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment J [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		500	0
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment G [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		1,000	1,000
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment H [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		$ 3,540	$ 3,000

[1]	See Note 24.